UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Growth Fund

(All Share Classes)

(a series of Undiscovered Managers Funds)

Supplement dated August 24, 2012 to the

Prospectuses dated December 31, 2011

NOTICE OF LIQUIDATION OF THE UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND. The Board of Trustees of the Undiscovered Managers Behavioral Growth Fund (the “Fund”) has approved the liquidation and dissolution of the Fund on or about October 31, 2012 (the “Liquidation Date”). Unless you have an individual retirement account, on the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. Capital gain distributions, if any, may be paid on or prior to the Liquidation Date. As of the Liquidation Date, all references to the Fund in the Prospectuses and Statement of Additional Information are hereby deleted. If you have a direct IRA account, your shares will be exchanged for the corresponding class of shares of the JPMorgan Liquid Assets Money Market Fund as specified below if you do not provide alternative direction prior to the Liquidation Date. For all other IRA accounts, the proceeds will be invested based upon guidelines of the Plan administrator.

Share Class of Undiscovered Managers Behavioral Growth Fund	Share Class of JPMorgan Liquid Assets Money Market Fund
Class A Shares	Morgan Shares
Class B Shares	Morgan Shares
Class C Shares	Morgan Shares
Investor Class Shares	Morgan Shares
Institutional Class Shares	Morgan Shares

FOR EXISTING SHAREHOLDERS (SHAREHOLDERS OF RECORD OF THE FUND AS OF AUGUST 24, 2012), ADDITIONAL PURCHASES OF THE FUND SHARES WILL BE ACCEPTED UP TO AND INCLUDING SEPTEMBER 14, 2012. FOR ALL OTHER INVESTORS, EFFECTIVE AUGUST 27, 2012, PURCHASES OF THE FUND SHARES WILL NO LONGER BE ACCEPTED. EFFECTIVE SEPTEMBER 15, 2012, NO PURCHASES OF THE FUND SHARES WILL BE ACCEPTED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-UMBG-LIQ-812

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Growth Fund

(All Share Classes)

(a series of Undiscovered Managers Funds)

Supplement dated August 24, 2012 to the

Statement of Additional Information

dated December 31, 2011

NOTICE OF LIQUIDATION OF THE UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND. The Board of Trustees of the Undiscovered Managers Behavioral Growth Fund (the “Fund”) has approved the liquidation and dissolution of the Fund on or about October 31, 2012 (the “Liquidation Date”). Unless you have an individual retirement account, on the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. Capital gain distributions, if any, may be paid on or prior to the Liquidation Date. As of the Liquidation Date, all references to the Fund in the Prospectuses and Statement of Additional Information are hereby deleted. If you have a direct IRA account, your shares will be exchanged for the corresponding class of shares of the JPMorgan Liquid Assets Money Market Fund as specified below if you do not provide alternative direction prior to the Liquidation Date. For all other IRA accounts, the proceeds will be invested based upon guidelines of the Plan administrator.

Share Class of Undiscovered Managers Behavioral Growth Fund	Share Class of JPMorgan Liquid Assets Money Market Fund
Class A Shares	Morgan Shares
Class B Shares	Morgan Shares
Class C Shares	Morgan Shares
Investor Class Shares	Morgan Shares
Institutional Class Shares	Morgan Shares

FOR EXISTING SHAREHOLDERS (SHAREHOLDERS OF RECORD OF THE FUND AS OF AUGUST 24, 2012), ADDITIONAL PURCHASES OF THE FUND SHARES WILL BE ACCEPTED UP TO AND INCLUDING SEPTEMBER 14, 2012. FOR ALL OTHER INVESTORS, EFFECTIVE AUGUST 27, 2012, PURCHASES OF THE FUND SHARES WILL NO LONGER BE ACCEPTED. EFFECTIVE SEPTEMBER 15, 2012, NO PURCHASES OF THE FUND SHARES WILL BE ACCEPTED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-UMBG-LIQ-812